Other Reserves - Reconciliation of the Hedge Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes In hedge reserve
Balance at beginning of year	R 480	R 1,051
Remeasurement of gold hedging contracts	(1,233)	(571)
Unrealised gain/(loss) on gold hedging contracts	(1,782)	(242)
Released to revenue on maturity of the gold hedging contracts	184	(497)
Foreign exchange translation	6	(2)
Deferred tax thereon	359	170
Balance at end of year	(753)	480
Rand Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	441
Balance at end of year	(808)	441
US$ Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	39
Balance at end of year	R 55	R 39